Financial instruments - Fair values and risk management - Currency risk related to operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Operating expense	$ (761,747)	$ (698,515)	[1]	$ (541,402)	[1]
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(4,002)	(6,311)		(7,891)
Operating expense	(95,278)	(89,761)		(89,289)
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Trade payables	(18,735)	(9,955)		(11,383)
Operating expense	(666,469)	(608,754)		(452,113)
Treasury Notes | EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	122,788	(60,342)		(50,010)
Treasury Notes | USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Treasury Notes	$ 0	$ 0		$ 0

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.